Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 96.5%

Financials - 34.5%
AGNC Investment Corp., Series C, 7.00%	40,185	$1,055,660
AGNC Investment Corp., Series D, 6.88%	24,990	652,739
Annaly Capital Management, Inc., Series D, 7.50%	48,922	1,260,231
Annaly Capital Management, Inc., Series F, 6.95%	76,563	2,000,591
Annaly Capital Management, Inc., Series G, 6.50%	45,189	1,160,002
Apollo Global Management, Inc., Series B, 6.38%	31,898	867,307
Arch Capital Group Ltd., Series F, 5.45%	40,790	1,084,606
ARMOUR Residential REIT, Inc., Series B, 7.88%	17,992	452,499
Chimera Investment Corp., Series A, 8.00%	15,420	419,270
Chimera Investment Corp., Series B, 8.00%	34,565	949,155
Chimera Investment Corp., Series C, 7.75%	27,652	726,694
Chimera Investment Corp., Series D, 8.00%	21,269	566,819
Exantas Capital Corp., 8.63%	12,765	337,251
Invesco Mortgage Capital, Inc., Series B, 7.75%	16,483	451,634
Invesco Mortgage Capital, Inc., Series C, 7.50%	30,574	830,084
New York Mortgage Trust, Inc., Series D, 8.00%	14,801	384,086
PennyMac Mortgage Investment Trust, Series A, 8.13%	12,232	330,019
PennyMac Mortgage Investment Trust, Series B, 8.00%	20,737	549,945
Two Harbors Investment Corp., Series A, 8.13%	15,354	450,026
Two Harbors Investment Corp., Series B, 7.63%	30,705	860,354
Two Harbors Investment Corp., Series C, 7.25%	31,503	839,240
Two Harbors Investment Corp., Series E, 7.50%	21,268	544,886
Total Financials		16,773,098

Real Estate - 62.0%
American Homes 4 Rent, Series F, 5.88%	19,160	515,212
American Homes 4 Rent, Series G, 5.88%	14,215	374,992
American Homes 4 Rent, Series H, 6.25%	14,216	390,229
Ashford Hospitality Trust, Inc., Series F, 7.38%	14,843	333,968
Ashford Hospitality Trust, Inc., Series G, 7.38%	19,171	423,104
Ashford Hospitality Trust, Inc., Series H, 7.50%	11,749	264,940
Ashford Hospitality Trust, Inc., Series I, 7.50%	16,702	373,624
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	17,691	465,273
Brookfield Property Partners LP, Series A-1, 6.50%	22,749	605,123
Cedar Realty Trust, Inc., Series C, 6.50%	15,470	369,114
City Office REIT, Inc., Series A, 6.63%	13,902	366,040
Colony Capital, Inc., Series H, 7.13%	35,714	856,779
Colony Capital, Inc., Series I, 7.15%	42,856	1,025,544
Colony Capital, Inc., Series J, 7.13%	39,128	936,333
Digital Realty Trust, Inc., Series J, 5.25%	24,723	653,923
Digital Realty Trust, Inc., Series K, 5.85%	25,959	723,218

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Diversified Healthcare Trust, 5.63%	43,395	$1,082,705
EPR Properties, Series G, 5.75%	18,542	490,251
Farmland Partners, Inc., Series B, 6.00%	18,463	470,991
Federal Realty Investment Trust, Series C, 5.00%	18,540	485,563
Global Net Lease, Inc., Series A, 7.25%	18,521	492,288
Hersha Hospitality Trust, Series D, 6.50%	23,807	616,839
Hersha Hospitality Trust, Series E, 6.50%	12,374	317,517
Kimco Realty Corp., Series L, 5.13%	27,810	742,527
Kimco Realty Corp., Series M, 5.25%	32,695	868,706
Monmouth Real Estate Investment Corp., Series C, 6.13%	41,527	1,044,819
National Retail Properties, Inc., Series F, 5.20%	42,646	1,121,590
National Storage Affiliates Trust, Series A, 6.00%	21,325	581,746
Office Properties Income Trust, 5.88%	38,352	1,006,740
Pebblebrook Hotel Trust, Series F, 6.30%	18,545	489,032
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	21,336	368,259
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	15,459	311,344
PS Business Parks, Inc., Series W, 5.20%	23,454	617,778
PS Business Parks, Inc., Series X, 5.25%	28,430	755,954
PS Business Parks, Inc., Series Y, 5.20%	24,723	654,912
Public Storage, Series C, 5.13%	21,030	552,458
Public Storage, Series D, 4.95%	34,183	884,314
Public Storage, Series E, 4.90%	36,807	953,301
Public Storage, Series F, 5.15%	29,450	792,205
Public Storage, Series G, 5.05%	31,552	840,545
Public Storage, Series H, 5.60%	29,976	839,928
QTS Realty Trust, Inc., Series A, 7.13%	13,229	369,751
SITE Centers Corp., Series A, 6.38%	21,635	580,251
Spirit Realty Capital, Inc., Series A, 6.00%	21,325	569,164
Summit Hotel Properties, Inc., Series E, 6.25%	19,796	530,335
UMH Properties, Inc., Series C, 6.75%	30,163	800,526
Vornado Realty Trust, Series M, 5.25%	39,493	1,044,985
Washington Prime Group, Inc., Series H, 7.50%	12,367	247,835
Total Real Estate		30,202,575
TOTAL INVESTMENTS - 96.5%
(Cost $45,430,523)		46,975,673
Other Assets in Excess of Liabilities - 3.5%		1,684,313
Net Assets - 100.0%		$48,659,986

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$46,975,673	$—	$—	$46,975,673
Total	$46,975,673	$—	$—	$46,975,673